Fees Summary	Jun. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,200,000
Previously Paid Amount
Total Fee Amount	4,317.42
Total Offset Amount
Net Fee	$ 4,317.42